Consolidated Statement of Cash Flows - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Capital contribution received	$ 9	$ 21